Average Annual Total Returns - Invesco Wilderhill Clean Energy ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes) 1Year	WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes) 5Years	WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes) 10Years	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 1Year	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 5Years	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Mar. 03, 2005	205.57%	36.44%	9.28%	204.53%	35.60%	8.52%	121.42%	30.21%	7.07%	203.78%	35.05%	7.98%	44.92%	22.12%	18.46%